Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 11.5%
Entertainment 3.9%
Electronic Arts, Inc.(a)	97,883	9,887,162
Walt Disney Co. (The)	120,692	18,294,493
Total		28,181,655
Interactive Media & Services 4.5%
Alphabet, Inc., Class C(a)	24,893	32,484,369
Media 2.0%
Discovery, Inc., Class A(a)	333,311	10,979,265
DISH Network Corp., Class A(a)	105,883	3,618,022
Total		14,597,287
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	106,021	8,327,950
Total Communication Services		83,591,261
Consumer Discretionary 9.4%
Automobiles 1.3%
General Motors Co.	266,130	9,580,680
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.(a)	16,364	29,468,291
Chewy, Inc., Class A(a)	124,133	3,073,533
Total		32,541,824
Multiline Retail 1.3%
Target Corp.	74,972	9,372,250
Specialty Retail 2.3%
Home Depot, Inc. (The)	76,254	16,814,770
Total Consumer Discretionary		68,309,524
Consumer Staples 7.2%
Beverages 1.7%
PepsiCo, Inc.	90,301	12,265,585
Food Products 1.2%
Mondelez International, Inc., Class A	175,124	9,201,015
Household Products 2.7%
Colgate-Palmolive Co.	131,265	8,902,392
Kimberly-Clark Corp.	79,222	10,801,128
Total		19,703,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.6%
Philip Morris International, Inc.	137,726	11,421,617
Total Consumer Staples		52,591,737
Energy 2.9%
Energy Equipment & Services 0.5%
TechnipFMC PLC	172,416	3,248,317
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp.	115,229	13,496,773
EOG Resources, Inc.	59,879	4,245,421
Total		17,742,194
Total Energy		20,990,511
Financials 13.5%
Banks 10.4%
Bank of America Corp.	639,737	21,316,037
Citigroup, Inc.	230,852	17,341,602
JPMorgan Chase & Co.	165,411	21,794,554
KeyCorp	545,213	10,571,680
Popular, Inc.	92,387	5,109,925
Total		76,133,798
Insurance 3.1%
Allstate Corp. (The)	116,058	12,923,058
Lincoln National Corp.	159,903	9,442,272
Total		22,365,330
Total Financials		98,499,128
Health Care 10.8%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.(a)	41,095	4,682,364
BioMarin Pharmaceutical, Inc.(a)	53,460	4,314,757
Vertex Pharmaceuticals, Inc.(a)	26,655	5,910,746
Total		14,907,867
Health Care Equipment & Supplies 5.2%
Abbott Laboratories	170,318	14,553,673
Baxter International, Inc.	112,291	9,204,494
Medtronic PLC	130,416	14,527,038
Total		38,285,205
Columbia Select Large Cap Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.9%
Cigna Corp.	67,624	13,519,390
Pharmaceuticals 1.7%
Allergan PLC	28,071	5,191,451
Bristol-Myers Squibb Co.	121,758	6,932,900
Total		12,124,351
Total Health Care		78,836,813
Industrials 10.8%
Aerospace & Defense 3.7%
L3 Harris Technologies, Inc.	47,747	9,601,444
Northrop Grumman Corp.	31,330	11,020,954
Spirit AeroSystems Holdings, Inc., Class A	72,049	6,267,543
Total		26,889,941
Airlines 1.6%
Delta Air Lines, Inc.	205,100	11,754,281
Building Products 1.2%
Masco Corp.	187,749	8,739,716
Machinery 1.2%
Ingersoll-Rand PLC	65,418	8,576,954
Road & Rail 3.1%
Norfolk Southern Corp.	50,865	9,842,377
Union Pacific Corp.	74,904	13,182,355
Total		23,024,732
Total Industrials		78,985,624
Information Technology 22.4%
Communications Equipment 2.0%
Cisco Systems, Inc.	327,995	14,861,453
IT Services 4.5%
International Business Machines Corp.	106,083	14,262,859
MasterCard, Inc., Class A	63,574	18,578,230
Total		32,841,089
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	46,599	14,735,070
NVIDIA Corp.	35,185	7,625,997
NXP Semiconductors NV	75,798	8,760,733
Qorvo, Inc.(a)	49,178	5,124,839
Total		36,246,639
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.9%
Adobe, Inc.(a)	51,881	16,058,726
Microsoft Corp.	273,379	41,384,113
Total		57,442,839
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.(b)	82,727	22,108,791
Total Information Technology		163,500,811
Materials 1.0%
Metals & Mining 1.0%
Barrick Gold Corp.	419,545	7,048,356
Total Materials		7,048,356
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
American Tower Corp.	46,109	9,868,709
Equity LifeStyle Properties, Inc.	153,866	11,398,394
Medical Properties Trust, Inc.	298,745	6,201,946
Total		27,469,049
Total Real Estate		27,469,049
Utilities 3.6%
Electric Utilities 2.5%
American Electric Power Co., Inc.	107,892	9,855,934
Xcel Energy, Inc.	133,780	8,226,132
Total		18,082,066
Multi-Utilities 1.1%
Ameren Corp.	112,702	8,377,140
Total Utilities		26,459,206
Total Common Stocks (Cost $488,141,531)		706,282,020

Rights 0.0%

Communication Services 0.0%
Media 0.0%
DISH Network Corp.(a)	5,731	3,897
Total Communication Services		3,897
Total Rights (Cost $—)		3,897

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2019 (Unaudited)
Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(c),(d)	21,994,970	21,994,970
Total Money Market Funds (Cost $21,992,771)		21,994,970
Total Investments in Securities (Cost: $510,134,302)		728,280,887
Other Assets & Liabilities, Net		639,064
Net Assets		728,919,951
At November 30, 2019, securities and/or cash totaling $1,229,350 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	121	12/2019	USD	19,019,385	834,283	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	12,897,378	132,974,544	(123,876,952)	21,994,970	(691)	2,199	252,142	21,994,970
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Equity Fund | Quarterly Report 2019	3